CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5 – CASH AND CASH EQUIVALENTS

	December 31,
	2022	2023
	in USD thousands

Cash on hand and in bank	3,623	3,154
Short-term bank deposits	6,964	1,101
	10,587	4,255

The short-term bank deposits included in cash and cash equivalents bear interest at annual rates of between 0.15% and 4.55%.